Risk Management	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
RISK MANAGEMENT
29.	RISK MANAGEMENT

The risks faced by the Group and the way these risks are mitigated by management are summarized below.

Insurance risk

Insurance risk includes the risks of inappropriate underwriting, ineffective management of underwriting, inadequate controls over exposure management in relation to catastrophic events and insufficient reserves for losses including claims incurred but not reported.

To manage this risk, the Group’s underwriting function is conducted in accordance with a number of technical analytical protocols which include defined underwriting authorities, guidelines by class of business, rate monitoring and underwriting peer reviews.

The Group purchases reinsurance as part of its risk mitigation programmer. Reinsurance ceded is placed on both a proportional and non–proportional basis. The proportional reinsurance is quota–share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non–proportional reinsurance is primarily excess–of–loss reinsurance designed to mitigate the Group’s net exposure to catastrophe losses and large claims. Retention limits for the excess–of–loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.

Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. The Group’s placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

The Group has in place effective exposure management systems. Aggregate exposure is modelled and tested against different stress scenarios to ensure adherence to the Group’s overall risk appetite and alignment with reinsurance programs and underwriting strategies.

Loss reserve estimates are inherently uncertain. Reserves for unpaid losses are the largest single component of the liabilities of the Group. Actual losses that differ from the provisions, or revisions in the estimates, can have a material impact on future earnings and the statement of financial position. The Group has an in house experienced actuarial function who reviews and monitors the reserving policy and its implementation at quarterly intervals. They work closely with the underwriting and claims team to ensure an understanding of the Group’s exposure and loss experience. In addition, the Group receives external independent analysis of its reserve requirements on an annual basis.

In order to minimize financial exposure arising from large claims, the Group, in the normal course of business, enters into contracts with other parties for reinsurance purposes. Such reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. A significant portion of the reinsurance is affected under treaty, facultative and excess-of-loss reinsurance contracts.

Geographical concentration of risks

The Group’s insurance risk based on geographical concentration of risk is illustrated in the table below:

	2022		2021		2020
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ’000%		USD ’000%		USD ’000%
Africa	32,692	6	27,749	5	20,956	5
Asia	54,684	9	55,816	10	37,398	8
Australasia	19,474	3	23,454	4	19,104	4
Caribbean Islands	30,438	5	30,244	6	15,964	3
Central America	25,332	4	28,166	5	37,442	8
Europe	51,734	9	48,780	9	59,972	13
Middle East	58,893	10	53,564	10	48,401	10
North America	61,646	11	32,773	6	22,553	5
South America	20,701	4	20,718	4	20,548	4
UK	189,975	33	197,090	36	158,381	34
Worldwide	36,278	6	27,228	5	26,554	6
	581,847		545,582		467,273

Line of business concentration of risk

The Group’s insurance risk based on line of business concentration is illustrated in the table below:

	2022		2021		2020
	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage
	USD ’000%		USD ’000%		USD ’000%
Professional Lines	191,287	33	190,038	35	157,487	34
Financial Institutions	28,648	5	36,176	6	39,442	8
Marine Liability	3,666	1	3,339	1	4,613	1
Inherent Defects Insurance	8,608	1	9,978	2	8,935	2
Energy	117,322	20	104,015	19	91,742	19
Property	88,074	15	79,085	14	69,912	15
Engineering	31,208	5	31,137	6	17,924	4
Aviation	21,872	4	20,348	4	23,002	5
Ports & Terminals	27,263	5	29,600	5	25,875	6
Political Violence	11,461	2	9,263	2	8,271	2
Marine Cargo	10,533	2	5,091	1	752	-
Contingency	10,925	2	3,498	1	-	-
Reinsurance	30,980	5	24,014	4	19,318	4
	581,847		545,582		467,273

Sensitivities

The analysis below shows the estimated impact on gross and net insurance contracts claims liabilities and on profit before tax, of potential reserve deviations on ultimate claims development at gross and net level from that reported in the statement of financial position as at 31 December 2022 and 2021.

In selecting the volatility factors, the Group has illustrated the sensitivity of the net claims to a standard variation in the gross outstanding claims. The choices of variation (7.5% and 5%) are illustrative but are consistent with what the Group would consider representative of a reasonable potential for variation. The illustrated variations do not represent limits of the potential variation and actual variation could significantly vary from the illustrated values.

	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
2022	7.5	47,955	(47,955)	33,647	(33,645)	(33,647)	33,645
2022	5	31,970	(31,970)	22,432	(22,430)	(22,432)	22,430

2021	7.5	41,368	(41,368)	30,063	(30,061)	(30,063)	30,061
2021	5	27,579	(27,579)	20,043	(20,040)	(20,043)	20,040

Financial risk

The Group’s principal financial instruments are financial assets at fair value through OCI, financial assets at fair value through profit or loss, financial assets at amortized cost, receivables arising from insurance, investments in associates, investment properties and reinsurance contracts, and cash and cash equivalents.

The Group does not enter into derivative transactions.

The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, market price risk and liquidity risk. The board reviews and agrees policies for managing each of these risks and they are summarized below.

Interest rate risk

Interest rate risk arises from the possibility that changes in interest rates will affect future profitability or the fair values of financial instruments. The Group is exposed to interest rate risk on certain of its investments and cash and cash equivalents. The Group limits interest rate risk by monitoring changes in interest rates in the currencies in which its cash and interest-bearing investments and borrowings are denominated.

Details of maturities of the major classes of financial assets are as follows:

	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total
2022 -	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Financial assets at FVTPL	-	-	-	25,438	25,438
Financial assets at FVOCI	73,591	356,179	59,311	18,209	507,290
Financial assets at amortized cost	1,994	-	-	-	1,994
Cash and term deposits	387,834	47,135	-	-	434,969
	463,419	403,314	59,311	43,647	969,691
2021 -

Financial assets at FVTPL	-	-	-	28,539	28,539
Financial assets at FVOCI	43,978	261,293	113,174	20,767	439,212
Financial assets at amortized cost	2,471	-	-	-	2,471
Cash and term deposits	368,024	54,088	-	-	422,112
	414,473	315,381	113,174	49,306	892,334

The following table demonstrates the sensitivity of consolidated statement of income to reasonably possible changes in interest rates, with all other variables held constant.

The sensitivity of the consolidated statement of income is the effect of the assumed changes in interest rates on the Group’s profit before tax for the year, based on the floating rate financial assets and financial liabilities held at 31 December.

	Decrease in basis points	Effect on profit / Equity before tax for the year
		USD ’000
2022	- 25	(2,108)
	- 50	(4,215)

2021	- 25	(1,593)
	- 50	(3,186)

The effect of increases in interest rates are expected to be equal and opposite to the effects of the decreases shown above.

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.

The Group is exposed to currency risk mainly on insurance written premiums and incurred claims that are denominated in a currency other than the Group functional currency. The currencies in which these transactions are primarily denominated are Sterling (GBP) and Euro (EUR). As a significant portion of the Group’s transactions are denominated in USD, this reduces currency risk. Intra Group transactions are primarily denominated in USD.

Part of the Group’s monetary assets and liabilities are denominated in a currency other than the functional currency of the Group and are subject to risks associated with currency exchange fluctuation. The Group reduces some of this currency exposure by maintaining some of its bank balances in foreign currencies in which some of its insurance payables are denominated.

The following table demonstrates the sensitivity to a reasonably possible change in the USD exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair value of monetary assets and liabilities).

	Changes in currency rate to USD	Effect on profit/Equity before tax for the year
	%	USD ’000
2022
EUR	+10	146
GBP	+10	(4,079)

2021
EUR	+10	606
GBP	+10	(5,567)

The effect of decreases in exchange rates are expected to be equal and opposite to the effects of the increases shown above.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk primarily from unpaid insurance receivables and fixed income instruments.

The Group has in place credit appraisal policies and procedures for inward business and receivables from insurance transactions are monitored on an ongoing basis to restrict the Group’s exposure to doubtful debts.

The Group has in place security standards applicable to all reinsurance purchases and monitors the financial status of all reinsurance debtors at regular intervals.

The Group’s portfolio of fixed income investments is managed by the Investments Committee in accordance with the investment policy established by the board of directors which has various credit standards for investments in fixed income securities.

Reinsurance and fixed income investments are monitored for the occurrence of a downgrade or other changes that might cause them to fall below the Group’s security standards. If this occurs, management takes appropriate action to mitigate any loss to the Group.

The Group’s bank balances are maintained with a range of international and local banks in accordance with limits set by the board of directors. There are no significant concentrations of credit risk within the Group. The table below provides information regarding the credit risk exposure of the Group by classifying assets according to the Group’s credit rating of counterparties:

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ’000	USD ’000	USD ’000	USD ’000
2022
FVOCI - debts securities	486,574	2,507	-	489,081
Financial assets at amortized cost	-	1,994	-	1,994
Insurance receivables	-	116,319	68,528	184,847
Reinsurance share of outstanding claims	188,391	432	-	188,823
Deferred excess of loss premiums	-	19,671	-	19,671
Cash and cash equivalents	99,538	38,405	-	137,943
Term deposits	263,381	33,645	-	297,026
	1,037,884	212,973	68,528	1,319,385

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ’000	USD ’000	USD ’000	USD ’000
2021
FVOCI - debts securities	418,240	205	-	418,445
Financial assets at amortized cost	-	1,979	492	2,471
Insurance receivables	-	113,294	66,051	179,345
Reinsurance share of outstanding claims	181,379	869	-	182,248
Deferred excess of loss premiums	-	17,238	-	17,238
Cash and cash equivalents	220,095	22,051	-	242,146
Term deposits	130,860	49,106	-	179,966
	950,574	204,742	66,543	1,221,859

For assets to be classified as ‘past due and impaired’ contractual payments are in arrears for more than 30 days for the debt instruments and 360 days for insurance receivables an impairment adjustment is recorded in the consolidated statement of income for this or when collectability of the amount is otherwise assessed as being doubtful. When the credit exposure is adequately secured, arrears more than 360 days might still be classified as ‘past due but not impaired’, with no impairment adjustment recorded.

The schedule below shows the distribution of bonds and debt securities with fixed interest rate according to the international agencies classification:

Rating grade	Bonds	Unquoted bonds	Total
	USD ’000	USD ’000	USD ’000
2022
AAA	4,628	-	4,628
AA	45,513	-	45,513
A	289,431	-	289,431
BBB	147,002	-	147,002
BB	203	-	203
Not rated	2,304	1,994	4,298
Total	489,081	1,994	491,075

Rating grade	Bonds	Unquoted bonds	Total
	USD ’000	USD ’000	USD ’000
2021
AAA	3,363	-	3,363
AA	20,803	-	20,803
A	220,258	-	220,258
BBB	166,789	-	166,789
BB	7,027	-	7,027
B	205	-	205
Not rated	-	2,471	2,471
Total	418,445	2,471	420,916

The schedule below shows the geographical distribution of bonds and debt securities with fixed interest rate:

Country	Total
2022	USD ’000

Australia	9,723
Bahrain	4,008
Belgium	956
Bermuda	1,998
Canada	11,563
Chile	461
China	48,300
Finland	3,568
France	24,001
Germany	17,146
Hong Kong	3,200
India	2,870
Italy	1,943
Japan	12,566
Jordan	2,923
KSA	14,528
Kuwait	1,763
Malaysia	6,415
Mexico	1,576
Netherlands	7,475
Norway	1,927
Qatar	42,474
Singapore	8,601
South Korea	11,554
Spain	6,240
Sweden	3,574
Switzerland	9,763
Taiwan	2,415
UAE	31,429
UK	50,697
USA	145,418
Total	491,075

Country	Total
2021	USD ’000

Australia	9,632
Bahrain	4,618
Belgium	1,112
Bermuda	2,301
Canada	8,384
China	51,664
Finland	2,951
France	11,266
Germany	17,483
India	3,206
Japan	11,951
Jordan	2,471
KSA	15,042
Kuwait	3,464
Luxembourg	687
Malaysia	6,574
Mexico	2,326
Netherlands	5,051
Oman	1,122
Qatar	47,700
Russia	1,948
Singapore	3,069
South Korea	7,635
Spain	1,377
Sweden	2,528
Switzerland	5,063
Taiwan	2,991
UAE	18,388
UK	51,049
USA	113,308
Virgin Islands (British)	4,555
Total	420,916

Market price risk

Market price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual security, or its issuer, or factors affecting all securities traded in the market.

The Group’s equity price risk exposure relates to financial assets whose values will fluctuate as a result of changes in market prices.

The following table demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices, with all other variables held constant. The effect of decreases in equity prices is expected to be equal and opposite to the effect of the increases shown.

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
2022		USD ’000	USD ’000

Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	-	389
Qatar Stock Exchange	+5%	46	46
Abu Dhabi Security Exchange	+5%	70	70
New York Stock Exchange	+5%	131	166
Kuwait Stock Exchange	+5%	-	7
London Stock Exchange	+5%	322	367
Other quoted	+5%	52	118

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
2021		USD ’000	USD ’000

Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	-	511
Qatar Stock Exchange	+5%	23	23
Abu Dhabi Security Exchange	+5%	76	76
New York Stock Exchange	+5%	175	202
Kuwait Stock Exchange	+5%	-	9
London Stock Exchange	+5%	330	382
Other quoted	+5%	782	871

The Group also has unquoted investments carried at fair value determined based on valuation techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

The Group limits market risk by maintaining a diversified portfolio and by monitoring of developments in equity markets.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its commitments associated with insurance contracts and financial liabilities as they fall due.

The Group continually monitors its cash and investments to ensure that the Group meets its liquidity requirements. The Group’s asset allocation is designed to enable insurance liabilities to be met with current assets.

All liabilities are non-interest bearing liabilities, except for the lease liabilities accounted for under IFRS 16 “Leases”.

The table below summarizes the maturity profile of the Group’s financial liabilities at 31 December based on contractual undiscounted payments:

	Less than one year	More than one year	Total
2022	USD ’000	USD ’000	USD ’000

Gross outstanding claims	268,356	366,214	634,570
Gross unearned premiums	268,010	86,022	354,032
Insurance payables	81,812	5,000	86,812
Other liabilities	27,057	2,181	29,238
Derivative financial liability*	-	10,005	10,005
Unearned commissions	15,927	881	16,808
Total liabilities	661,162	470,303	1,131,465

2021

Gross outstanding claims	210,691	365,208	575,899
Gross unearned premiums	251,691	77,035	328,726
Insurance payables	84,519	5,000	89,519
Other liabilities	26,357	3,071	29,428
Derivative financial liability*	-	12,938	12,938
Unearned commissions	12,285	1,440	13,725
Total liabilities	585,543	464,692	1,050,235

*	There is no contractual obligation to settle the Warrants in cash.

Maturity analysis of assets and liabilities

The table below shows analysis of assets and liabilities analyzed according to when they are expected to be recovered or settled:

	2022
	Less than one year	More than one year	No term	Total
	USD ’000	USD ’000	USD ’000	USD ’000
ASSETS
Cash and cash equivalents	122,143	15,800	-	137,943
Term deposits	265,691	31,335	-	297,026
Insurance receivables	179,229	5,618	-	184,847
Investments	75,585	415,490	43,647	534,722
Investments in associates	-	-	6,049	6,049
Reinsurance share of outstanding claims	91,520	97,303	-	188,823
Reinsurance share of unearned premiums	67,772	2,747	-	70,519
Deferred excess of loss premiums	19,671	-	-	19,671
Deferred policy acquisition costs	45,961	23,431	-	69,392
Deferred tax assets	419	5,237	-	5,656
Other assets	14,325	-	-	14,325
Investment properties	-	-	15,119	15,119
Property, premises and equipment	-	13,448	-	13,448
Intangible assets	-	3,556	-	3,556
TOTAL ASSETS	882,316	613,965	64,815	1,561,096

LIABILITIES AND EQUITY
LIABILITIES
Gross outstanding claims	268,356	366,214	-	634,570
Gross unearned premiums	268,010	86,022	-	354,032
Insurance payables	81,812	5,000	-	86,812
Other liabilities	27,008	2,088	-	29,096
Derivative financial liability	-	10,005	-	10,005
Unearned commissions	15,927	881	-	16,808
TOTAL LIABILITIES	661,113	470,210	-	1,131,323
EQUITY
Common shares at par value	-	-	490	490
Share premium	-	-	159,918	159,918
Treasury shares	-	-	(14)	(14)
Foreign currency translation reserve	-	-	1,083	1,083
Fair value reserve	-	-	(38,979)	(38,979)
Retained earnings	-	-	307,275	307,275
TOTAL EQUITY	-	-	429,773	429,773

TOTAL LIABILITIES AND EQUITY	661,113	470,210	429,773	1,561,096

	2021
	Less than one year	More than one year	No term	Total
	USD ’000	USD ’000	USD ’000	USD ’000
ASSETS
Cash and cash equivalents	231,746	10,400	-	242,146
Term deposits	136,278	43,688	-	179,966
Insurance receivables	171,132	8,213	-	179,345
Investments	44,470	376,446	49,306	470,222
Investments in associates	-	-	5,693	5,693
Reinsurance share of outstanding claims	71,199	111,049	-	182,248
Reinsurance share of unearned premiums	59,235	4,889	-	64,124
Deferred excess of loss premiums	17,206	32	-	17,238
Deferred policy acquisition costs	43,785	21,057	-	64,842
Deferred tax assets	45	426	-	471
Other assets	9,942	-	-	9,942
Investment properties	-	-	16,308	16,308
Property, premises and equipment	-	14,859	-	14,859
Intangible assets	-	4,321	-	4,321
TOTAL ASSETS	785,038	595,380	71,307	1,451,725

LIABILITIES AND EQUITY
LIABILITIES
Gross outstanding claims	210,691	365,208	-	575,899
Gross unearned premiums	251,691	77,035	-	328,726
Insurance payables	84,519	5,000	-	89,519
Other liabilities	26,287	2,752	-	29,039
Derivative financial liability	-	12,938	-	12,938
Deferred tax liabilities	-	14	-	14
Unearned commissions	12,285	1,440	-	13,725
TOTAL LIABILITIES	585,473	464,387	-	1,049,860
EQUITY
Common shares at par value	-	-	489	489
Share premium	-	-	159,545	159,545
Foreign currency translation reserve	-	-	992	992
Fair value reserve	-	-	8,215	8,215
Retained earnings	-	-	232,624	232,624
TOTAL EQUITY	-	-	401,865	401,865

TOTAL LIABILITIES AND EQUITY	585,473	464,387	401,865	1,451,725

Capital management

The Group manages its capital by ‘Enterprise Risk Management’ techniques, using a dynamic financial analysis model. The Asset Liability match is reviewed and monitored on a regular basis to maintain a strong credit rating and healthy capital adequacy ratios to support its business objectives and maximize shareholders’ value.

Adjustments to capital levels are made in light of changes in market conditions and risk characteristics of the Group’s activities.

Capital comprises issued share capital, common shares, share premium, additional paid in capital, treasury shares, foreign currency translation reserve, fair value reserve, and retained earnings and is measured at USD 429,773 thousand as at 31 December 2022 (2021: USD 401,865 thousand).

The capital requirements imposed on the Group’s regulated entities are as follows:

International General Insurance Co. Ltd (Bermuda)

The Bermuda Insurance Act 1978 and Related Regulations (the Act) requires the Company to meet a minimum solvency margin. The Company has met the minimum solvency margin requirement at 31 December 2022 and 2021. In addition, a minimum liquidity ratio must be maintained whereby relevant assets, as defined by the Act, must exceed 75% of relevant liabilities. This ratio was met at 31 December 2022 and 2021.

Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model (“BSCR model”), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company’s assets, liabilities and premiums. Under the BSCR model, the Company’s required statutory capital and surplus is referred to as the enhanced capital requirement (“ECR”). The Company is required to calculate and submit the ECR to the Bermuda Monetary authority (“BMA”) annually. Following receipt of the submission of the Company’s ECR, the BMA has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As at 31 December 2022 and 2021, the Company met its ECR.

International General Insurance Company (UK) Limited

The Company is regulated by the Prudential Regulation Authority (“PRA”) and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.

Since 1 January 2016 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (“SCR”) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company has met all requirements for the years ended 31 December 2022 and 2021.

International General Insurance Company Ltd. Labuan Branch

The Branch is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.

The Branch monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any, large event which will affect the Branch’s ability to maintain solvency margins requirements, the Branch will notify the head office to cash call in advance.

As at 31 December 2022 and 2021, the Branch met the minimum solvency margin requirements.

International General Insurance Company (Europe) SE

The Company is regulated by the Malta Financial Services Authority.

The company is subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company has met all requirements for the year ended 31 December 2022.

Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	2022
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	13,201	12,237	-	25,438
Quoted equities at FVOCI	10,845	-	-	10,845
Quoted bonds at FVOCI	100,966	388,115	-	489,081
Unquoted equities at FVOCI*	-	-	7,364	7,364
Investment properties	-	-	15,119	15,119
	125,012	400,352	22,483	547,847
Liabilities measured at fair value:
Derivative financial liability	-	10,005	-	10,005

During 2022, the management started to use a set of standard rules that are designed to function as market consensus for determining fair value levels. Accordingly, quoted bonds at fair value through other comprehensive income amounting to USD 223,958 thousand were transferred from level 1 to level 2 as at 31 December 2022. In addition, quoted bonds at fair value through other comprehensive income amounting to USD 1,576 thousand were transferred from level 2 to level 1 as at 31 December 2022. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.

There were no transfers into or out of Level 3 during the year 2022.

	2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	14,162	14,377	-	28,539
Quoted equities at FVOCI	13,721	-	-	13,721
Quoted bonds at FVOCI	356,141	62,304	-	418,445
Unquoted equities at FVOCI*	-	-	7,046	7,046
Investment properties	-	-	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	-	12,938	-	12,938

The management has refined the criteria for financial assets being allocated to level 1, accordingly, USD 14,377 thousand and USD 62,304 thousand of financial assets through profit or loss and quoted bonds at fair value through other comprehensive income, respectively, were transferred out of level 1 to level 2.

Derivative financial liability was transferred from level 1 to level 2 due to lack of sufficient trading volume at year end 2021.

There were no transfers into or out of Level 3 during the year 2021.

*	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	2022	2021
	USD ’000	USD ’000

Balance at the beginning of the year	7,046	6,748
Total gains recognized in OCI	318	298
Balance at the end of the year	7,364	7,046